UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund:	Royce Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2013

Date of reporting period: 9/30/2013

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2013 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 102.1%

Consumer Discretionary – 12.9%
Auto Components - 0.4%
China XD Plastics [1]	109,700	$504,620
Drew Industries	18,091	823,864
Gentex Corporation [2]	83,100	2,126,529
Lear Corporation	14,000	1,001,980
Minth Group	356,100	711,658

		5,168,651

Automobiles - 0.9%
Thor Industries [2],[3]	111,400	6,465,656
Winnebago Industries [1]	222,500	5,776,100

		12,241,756

Distributors - 1.2%
Genuine Parts	7,700	622,853
LKQ Corporation [1]	368,000	11,724,480
Weyco Group	97,992	2,775,133

		15,122,466

Diversified Consumer Services - 1.3%
Benesse Holdings	50,000	1,815,962
Career Education [1]	28,900	79,764
MegaStudy	52,150	3,687,999
Regis Corporation [2]	233,800	3,432,184
Sotheby’s [2]	124,900	6,136,337
Strayer Education [1]	4,000	166,080
Universal Technical Institute	125,432	1,521,490

		16,839,816

Hotels, Restaurants & Leisure - 0.3%
Ambassadors Group	32,100	110,745
Carrianna Group Holdings	902,300	147,748
CEC Entertainment	64,100	2,939,626
Lotto24 [1]	39,416	213,829
Wendy’s Company (The)	103,200	875,136

		4,287,084

Household Durables - 2.3%
Blyth	29,600	409,368
Desarrolladora Homex ADR [1]	14,100	29,892
Ekornes	140,000	2,374,756
Ethan Allen Interiors	320,800	8,940,696
Forbo Holding	4,500	3,418,477
Hanssem	49,100	1,960,025
Harman International Industries [2]	91,800	6,079,914
Mohawk Industries [1],[2],[3]	48,700	6,343,175
NVR [1]	1,400	1,286,866

		30,843,169

Internet & Catalog Retail - 0.3%
Manutan International	42,500	2,338,368
Takkt	70,000	1,318,218

		3,656,586

Leisure Equipment & Products - 0.5%
Arctic Cat	5,000	285,250
Beneteau [1]	175,000	2,829,149
Nautilus [1]	115,300	832,466
Shimano	32,000	2,855,079

		6,801,944

Media - 1.4%
Global Mediacom	4,044,000	674,000
Media Chinese International	2,650,000	886,179
Morningstar [2]	98,900	7,838,814
Pico Far East Holdings	8,485,000	2,778,775
Television Broadcasts	611,800	3,865,212
Wiley (John) & Sons Cl. A	58,300	2,780,327

		18,823,307

Multiline Retail - 0.5%
Dollar Tree [1]	18,750	1,071,750
New World Department Store China	9,215,700	4,836,047

		5,907,797

Specialty Retail - 1.8%
Advance Auto Parts	9,300	768,924
American Eagle Outfitters	45,200	632,348
Ascena Retail Group [1],[2]	109,500	2,182,335
Beter Bed Holding	49,300	1,111,815
Bonjour Holdings	5,892,000	1,299,052
Children’s Place Retail Stores [1]	9,300	538,098
Genesco [1]	18,900	1,239,462
Hour Glass (The)	400,000	532,462
Lewis Group	400,000	2,602,724
L’Occitane International	400,000	1,041,788
Luk Fook Holdings (International)	168,500	529,013
OSIM International	1,200,000	1,846,080
Ross Stores	8,530	620,984
Sa Sa International Holdings	886,000	999,562
Stein Mart	167,800	2,302,216
Systemax	194,000	1,798,380
TravelCenters of America LLC [1]	19,000	149,150
USS	120,000	1,734,778
West Marine [1]	131,100	1,599,420
Wet Seal (The) Cl. A [1]	63,200	248,376
Williams-Sonoma	1,900	106,780

		23,883,747

Textiles, Apparel & Luxury Goods - 2.0%
Anta Sports Products	788,200	1,010,161
Carter’s [2]	14,000	1,062,460
Daphne International Holdings	4,991,500	3,031,236
Gildan Activewear	15,000	696,600
Grendene	175,000	1,558,679
J.G. Boswell Company [4]	2,292	2,005,500
Makalot Industrial	160,000	803,599
Pacific Textiles Holdings	3,920,500	4,852,667
Stella International Holdings	978,250	2,515,028
Texwinca Holdings	1,128,300	1,051,794
Van de Velde	50,000	2,333,667
Wolverine World Wide [2]	99,200	5,776,416

		26,697,807

Total		170,274,130

Consumer Staples – 1.6%
Food & Staples Retailing - 0.2%
FamilyMart	76,000	3,282,161

Food Products - 1.4%
Alico	27,000	1,111,590
Amira Nature Foods [1]	111,461	1,442,305
Cal-Maine Foods	37,148	1,786,819
First Resources	1,165,900	1,775,034
Seneca Foods Cl. A [1]	134,369	4,043,163
Seneca Foods Cl. B [1]	13,651	430,007
Super Group	480,000	1,622,255
Tootsie Roll Industries	185,520	5,717,726
Waterloo Investment Holdings [1],[5]	598,676	87,227

		18,016,126

Total		21,298,287

Diversified Investment Companies – 0.7%
Closed-End Funds - 0.7%
British Empire Securities and General Trust	174,909	1,373,328
Central Fund of Canada Cl. A [2]	399,800	5,877,060
RIT Capital Partners	64,658	1,292,735
Royce Global Value Trust [1],[5],[6]	10,160	100,076

Total		8,643,199

Energy – 5.0%
Energy Equipment & Services - 4.2%
Atwood Oceanics [1]	12,100	665,984
Cal Dive International [1]	456,250	935,313
CARBO Ceramics [2],[3]	13,000	1,288,430
Era Group [1],[2],[3]	135,363	3,679,166
Helmerich & Payne [2]	118,400	8,163,680
ION Geophysical [1]	361,500	1,879,800
Key Energy Services [1]	117,700	858,033
Oil States International [1]	69,623	7,203,196
Pason Systems	115,500	2,546,483
SEACOR Holdings [2]	105,775	9,566,291
Steel Excel [1],[4]	156,880	4,604,428
Superior Energy Services [1],[2]	83,100	2,080,824
TGS-NOPEC Geophysical	87,000	2,560,845
Tidewater	64,300	3,812,347
Trican Well Service	128,200	1,743,684
Unit Corporation [1]	75,300	3,500,697

		55,089,201

Oil, Gas & Consumable Fuels - 0.8%
Africa Oil [1]	74,800	594,014
Bill Barrett [1],[2]	50,000	1,255,500
Cimarex Energy [2]	61,300	5,909,320
Contango Oil & Gas	12,300	452,025
Green Plains Renewable Energy	43,000	690,150
Lundin Petroleum [1]	24,100	519,747
Resolute Energy [1],[2]	254,334	2,126,232

		11,546,988

Total		66,636,189

Financials – 15.4%
Capital Markets - 7.5%
Affiliated Managers Group [1],[2]	34,700	6,337,608
Alaris Royalty	3,100	107,742
AllianceBernstein Holding L.P. [2],[3]	324,600	6,446,556
AP Alternative Assets L.P. [1]	71,000	2,022,790
ASA Gold and Precious Metals	238,501	3,160,138
Ashmore Group	746,000	4,713,654
Aurelius	11,000	356,408
Cowen Group [1]	1,274,458	4,396,880
Dubai Investments	4,500,000	2,340,081
Eaton Vance [2]	85,300	3,312,199
FBR & Co. [1]	144,050	3,861,981
Federated Investors Cl. B [2],[3]	378,500	10,280,060
GAMCO Investors Cl. A	40,300	3,059,979
Jupiter Fund Management	75,000	445,602
KKR & Co. L.P.	415,000	8,540,700
Lazard Cl. A	160,500	5,781,210
MVC Capital	254,200	3,319,852
Oppenheimer Holdings Cl. A	75,000	1,332,750
Paris Orleans	271,496	6,335,813
Partners Group Holding	10,200	2,500,514
Reinet Investments [1]	164,948	3,168,730
Reinet Investments DR [1]	500,000	966,111
SEI Investments	231,500	7,155,665
Sprott	1,045,600	2,842,270
Value Partners Group	9,253,300	5,607,410
Westwood Holdings Group	23,460	1,127,253

		99,519,956

Commercial Banks - 1.6%
Bank of N.T. Butterfield & Son	1,784,161	2,479,984
BCB Holdings [1]	309,426	81,401
Farmers & Merchants Bank of Long Beach	1,200	6,084,000
Fauquier Bankshares	160,800	2,051,808
First Citizens BancShares Cl. A	39,527	8,126,751
Mechanics Bank	200	2,650,000

		21,473,944

Diversified Financial Services - 1.4%
Banca Finnat Euramerica	1,060,000	408,266
HF2 Financial Management Cl. A [1]	292,300	2,975,614
Moody’s Corporation	8,130	571,783
Pargesa Holding	4,300	322,613
PICO Holdings [1]	67,500	1,462,050
RHJ International [1]	622,500	3,267,540
Sofina	89,000	8,748,532

		17,756,398

Insurance - 2.7%
Alleghany Corporation [1]	9,299	3,809,335
Berkley (W.R.)	2,400	102,864
eHealth [1]	35,650	1,150,069
E-L Financial	18,000	11,376,147
Erie Indemnity Cl. A [2]	50,000	3,623,500
Independence Holding Company	349,423	4,989,761
Platinum Underwriters Holdings	91,900	5,489,187
Primerica	125,000	5,042,500

		35,583,363

Real Estate Management & Development - 1.9%
Consolidated-Tomoka Land	60,564	2,331,108
E-House China Holdings ADR	177,461	1,627,317
Forestar Group [1],[2],[3]	102,000	2,196,060
Kennedy-Wilson Holdings	80,200	1,488,512
Midland Holdings	8,332,600	3,427,197
St. Joe Company (The) [1],[2],[3]	167,000	3,276,540
Tejon Ranch [1]	342,600	10,565,784

		24,912,518

Thrifts & Mortgage Finance - 0.3%
Timberland Bancorp [6]	444,200	3,997,800
Vestin Realty Mortgage II [1]	214,230	359,906

		4,357,706

Total		203,603,885

Health Care – 6.0%
Biotechnology - 0.4%
Genomic Health [1]	33,000	1,009,140
Green Cross	14,000	1,791,239
Myriad Genetics [1],[2],[3]	114,650	2,694,275
ZIOPHARM Oncology [1],[2],[3]	128,000	505,600

		6,000,254

Health Care Equipment & Supplies - 2.0%
Allied Healthcare Products [1]	140,225	316,909
Analogic Corporation [2]	44,035	3,639,052
AngioDynamics [1],[2]	92,123	1,216,024
Atrion Corporation	17,225	4,457,486
BioMerieux	17,000	1,646,690
Carl Zeiss Meditec	50,000	1,492,871
CONMED Corporation	81,500	2,770,185
DiaSorin	50,000	2,154,414
IDEXX Laboratories [1],[2]	42,211	4,206,326
Kossan Rubber Industries	305,203	636,717
Nihon Kohden	20,100	821,013
Straumann Holding	9,000	1,635,097
Top Glove	475,000	916,628
Urologix [1],[4]	142,648	41,382

		25,950,794

Health Care Providers & Services - 0.5%
Bangkok Chain Hospital	1,250,000	265,745
Landauer [2]	75,500	3,869,375
MWI Veterinary Supply [1],[2]	10,000	1,493,600
Schein (Henry) [1]	4,820	499,834
VCA Antech [1],[2]	26,800	735,928

		6,864,482

Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories Cl. A [1]	21,588	2,537,885
EPS Corporation	1,224	1,194,177
PAREXEL International [1]	185,800	9,332,734
PerkinElmer [2],[3]	39,000	1,472,250
Techne Corporation	31,771	2,543,586

		17,080,632

Pharmaceuticals - 1.8%
Adcock Ingram Holdings	389,000	2,655,905
Boiron	47,500	3,109,561
Kalbe Farma	4,000,000	407,599
Medicines Company (The) [1]	58,500	1,960,920
Recordati	275,000	3,303,661
Santen Pharmaceutical	56,000	2,714,685
Stallergenes	50,600	3,945,018
Vetoquinol	91,100	3,407,715
Virbac	10,000	2,029,276

		23,534,340

Total		79,430,502

Industrials – 27.5%
Aerospace & Defense - 2.3%
AeroVironment [1]	13,200	304,920
Alliant Techsystems [2]	1,800	175,608
Cubic Corporation	45,054	2,418,499
Curtiss-Wright	22,300	1,047,208
Ducommun [1]	117,200	3,361,296
HEICO Corporation [2]	210,351	14,249,177
HEICO Corporation Cl. A	64,647	3,241,400
Hexcel Corporation [1]	47,500	1,843,000
Moog Cl. A [1]	25,000	1,466,750
Teledyne Technologies [1]	26,200	2,225,166

		30,333,024

Air Freight & Logistics - 1.9%
Expeditors International of Washington	177,700	7,829,462
Forward Air	209,750	8,463,413
Hub Group Cl. A [1],[2],[3]	149,400	5,860,962
UTi Worldwide	175,000	2,644,250

		24,798,087

Building Products - 1.1%
American Woodmark [1]	123,335	4,273,558
Burnham Holdings Cl. B [4]	36,000	658,800
Simpson Manufacturing	275,300	8,966,521

		13,898,879

Commercial Services & Supplies - 2.2%
Brink’s Company (The)	206,320	5,838,856
CompX International Cl. A	211,100	2,740,078
Copart [1]	169,460	5,387,133
Kaba Holding	8,000	3,538,453
Kimball International Cl. B	286,180	3,173,736
Moshi Moshi Hotline	35,600	415,053
Ritchie Bros. Auctioneers [2]	297,800	6,009,604
Tetra Tech [1]	77,200	1,998,708

		29,101,621

Construction & Engineering - 1.7%
EMCOR Group	149,400	5,846,022
Foster Wheeler [1]	35,000	921,900
Integrated Electrical Services [1]	351,960	1,428,958
Jacobs Engineering Group [1],[2],[3]	96,920	5,638,806
KBR	218,393	7,128,347
Northwest Pipe [1]	10,200	335,376
Raubex Group	375,300	876,550

		22,175,959

Electrical Equipment - 2.7%
Franklin Electric	209,200	8,242,480
Global Power Equipment Group	105,482	2,121,243
GrafTech International [1]	583,287	4,928,775
Graphite India	285,000	343,475
Hubbell Cl. B [2]	7,000	733,180
Powell Industries [1]	92,400	5,663,196
Preformed Line Products	91,600	6,588,788
Regal-Beloit	100,000	6,793,000
Vicor [1]	54,950	449,491

		35,863,628

Industrial Conglomerates - 0.5%
Carlisle Companies [2]	10,400	731,016
Raven Industries [2]	192,400	6,293,404

		7,024,420

Machinery - 8.4%
Armstrong Industrial	1,514,500	476,846
Astec Industries	21,600	776,736
Burckhardt Compression Holding	12,400	4,888,152
CB Industrial Product Holding	189,000	159,457
Chen Hsong Holdings	1,159,000	363,126
CLARCOR [2],[3]	92,500	5,136,525
Columbus McKinnon [1]	86,800	2,085,804
Donaldson Company [2]	194,300	7,408,659
EVA Precision Industrial Holdings	3,476,000	470,584
FAG Bearings India	34,500	705,347
Graco	116,376	8,618,807
Haitian International Holdings	530,000	1,216,364
IDEX Corporation	67,400	4,397,850
Kennametal [2]	188,700	8,604,720
Lincoln Electric Holdings	61,985	4,129,441
Middleby Corporation [1]	19,500	4,073,745
NN	197,100	3,066,876
Nordson Corporation	24,296	1,788,914
Pfeiffer Vacuum Technology	10,000	1,224,330
PMFG [1]	388,352	2,873,805
Rational	2,000	596,607
RBC Bearings [1]	47,000	3,096,830
Rotork	30,000	1,324,423
Sarin Technologies	1,018,600	1,278,781
Semperit AG Holding	70,000	3,219,784
Spirax-Sarco Engineering	38,518	1,880,058
Sun Hydraulics	5,200	188,500
Timken Company (The)	39,100	2,361,640
Valmont Industries	49,550	6,882,990
WABCO Holdings [1]	103,800	8,746,188
Wabtec Corporation	163,350	10,269,815
Woodward [2]	208,400	8,508,972

		110,820,676

Marine - 0.5%
Clarkson	42,900	1,562,644
Kirby Corporation [1],[2],[3]	50,100	4,336,155

		5,898,799

Professional Services - 4.2%
Acacia Research	55,341	1,276,164
Advisory Board (The) [1],[2],[3]	165,700	9,855,836
CRA International [1]	59,087	1,100,200
Heidrick & Struggles International	328,731	6,265,613
JobStreet Corporation	1,446,800	1,016,466
ManpowerGroup	87,400	6,357,476
Michael Page International	275,000	2,191,709
Nihon M&A Center	42,100	3,220,835
On Assignment [1]	375,400	12,388,200
Robert Half International	65,872	2,570,984
Towers Watson & Company Cl. A	85,200	9,112,992
TrueBlue [1]	26,200	629,062

		55,985,537

Road & Rail - 1.1%
Landstar System [2],[3]	99,400	5,564,412
Patriot Transportation Holding [1]	212,958	7,204,369
Universal Truckload Services	68,916	1,837,301

		14,606,082

Trading Companies & Distributors - 0.7%
AerCap Holdings [1],[2]	45,000	875,700
Lawson Products [1]	161,431	1,664,354
MISUMI Group	81,600	2,361,788
MSC Industrial Direct Cl. A [2],[3]	59,248	4,819,825

		9,721,667

Transportation Infrastructure - 0.2%
Wesco Aircraft Holdings [1]	113,400	2,373,462

Total		362,601,841

Information Technology – 20.5%
Communications Equipment - 1.4%
AAC Technologies Holdings	177,600	807,179
ADTRAN [2]	293,200	7,810,848
Bel Fuse Cl. A	36,672	635,159
Bel Fuse Cl. B	14,063	245,259
Comba Telecom Systems Holdings [1]	450,000	149,112
Comtech Telecommunications [2]	30,000	729,600
Emulex Corporation [1]	50,000	388,000
EVS Broadcast Equipment	35,000	2,258,111
Globecomm Systems [1]	183,700	2,577,311
Plantronics	20,722	954,248
Sonus Networks [1]	474,000	1,602,120
VTech Holdings	47,050	607,848

		18,764,795

Computers & Peripherals - 1.1%
Asustek Computer	65,000	517,723
Catcher Technology	84,600	447,793
Diebold	271,600	7,974,176
Intevac [1]	20,000	117,200
Western Digital [2]	94,230	5,974,182

		15,031,074

Electronic Equipment, Instruments & Components - 8.7%
Agilysys [1]	175,125	2,087,490
Anixter International [1],[2],[3]	62,595	5,487,078
Avnet	16,400	684,044
Belden	57,800	3,702,090
Benchmark Electronics [1],[2]	165,200	3,781,428
Broadway Industrial Group [1]	832,400	152,606
Chroma ATE	219,982	495,512
Cognex Corporation	139,600	4,377,856
Coherent	164,340	10,098,693
Dolby Laboratories Cl. A [2],[3]	191,200	6,598,312
Domino Printing Sciences	185,000	1,916,779
DTS [1]	207,000	4,347,000
FEI Company [2]	88,900	7,805,420
FLIR Systems	328,440	10,313,016
Hollysys Automation Technologies [1]	32,782	490,091
IPG Photonics [2],[3]	68,220	3,841,468
Littelfuse	6,600	516,252
Maxwell Technologies [1]	102,977	935,031
Methode Electronics	29,500	826,000
National Instruments	251,850	7,789,720
Newport Corporation [1]	523,500	8,182,305
Perceptron	357,700	3,820,236
Plexus Corporation [1]	176,100	6,550,920
Richardson Electronics	467,332	5,313,565
Rofin-Sinar Technologies [1]	270,700	6,553,647
Tech Data [1],[2]	67,800	3,383,898
TTM Technologies [1],[2]	211,400	2,061,150
Vaisala Cl.A	90,320	2,358,256

		114,469,863

Internet Software & Services - 1.5%
comScore [1]	121,000	3,505,370
QuinStreet [1]	81,628	771,385
RealNetworks [1]	185,350	1,586,596
Support.com [1]	178,100	970,645
ValueClick [1]	145,000	3,023,250
Vistaprint [1],[2],[3]	167,000	9,438,840

		19,296,086

IT Services - 2.8%
Computer Task Group	3,400	54,944
Convergys Corporation	121,000	2,268,750
CSE Global	889,400	638,045
DST Systems	2,600	196,066
eClerx Services	60,900	812,259
Fiserv [1]	4,540	458,767
Hackett Group	655,000	4,670,150
Innodata [1]	120,040	310,904
ManTech International Cl. A	35,400	1,018,104
MAXIMUS	188,400	8,485,536
MoneyGram International [1],[2]	157,462	3,083,106
NeuStar Cl. A [1]	29,287	1,449,121
Sapient Corporation [1]	553,102	8,611,798
Sykes Enterprises [1]	106,924	1,915,009
Unisys Corporation [1]	94,000	2,367,860

		36,340,419

Office Electronics - 0.1%
Zebra Technologies Cl. A [1],[2]	23,058	1,049,831

Semiconductors & Semiconductor Equipment - 3.8%
Aixtron ADR [1]	106,258	1,802,136
Analog Devices [2]	7,200	338,760
ASM Pacific Technology	15,000	151,820
ATMI [1]	81,045	2,149,313
Cabot Microelectronics [1]	21,909	843,935
Diodes [1]	264,750	6,486,375
Entegris [1]	141,500	1,436,225
Entropic Communications [1]	102,000	446,760
Exar Corporation [1]	157,576	2,113,094
Integrated Silicon Solution [1]	190,700	2,076,723
International Rectifier [1]	330,000	8,174,100
Miraial	26,170	424,385
MKS Instruments	120,000	3,190,800
Nanometrics [1],[2]	138,000	2,224,560
Power Integrations [2]	49,000	2,653,350
RDA Microelectronics ADR	64,100	980,089
Teradyne [1],[2],[3]	251,900	4,161,388
Tessera Technologies	32,400	626,940
TriQuint Semiconductor [1]	779,967	6,341,132
Veeco Instruments [1],[2]	98,600	3,670,878

		50,292,763

Software - 1.1%
Accelrys [1]	20,000	197,200
ANSYS [1],[2],[3]	105,600	9,136,512
Aspen Technology [1]	42,100	1,454,555
Blackbaud [2]	31,400	1,225,856
MICROS Systems [1]	15,900	794,046
SimCorp	50,000	1,682,357
TeleNav [1]	43,597	254,606

		14,745,132

Total		269,989,963

Materials – 6.7%
Chemicals - 1.3%
Cabot Corporation [2]	58,000	2,477,180
Fufeng Group	300,000	112,173
Hawkins	86,178	3,252,358
Huchems Fine Chemical	83,856	1,751,755
Intrepid Potash [2],[3]	30,000	470,400
LSB Industries [1]	22,210	744,701
Minerals Technologies [2]	67,060	3,310,752
OM Group [1]	33,500	1,131,630
Tronox Cl. A	37,800	924,966
Valspar Corporation (The)	1,200	76,116
Victrex	60,000	1,551,231
W.R. Grace & Co. [1],[2]	17,500	1,529,500

		17,332,762

Construction Materials - 0.9%
Ash Grove Cement Cl. B [4]	50,518	9,547,902
Eternit	120,000	515,454
Mardin Cimento Sanayii	600,000	1,265,315

		11,328,671

Containers & Packaging - 1.1%
Greif Cl. A [2]	160,844	7,886,181
Mayr-Melnhof Karton	60,000	6,477,448

		14,363,629

Metals & Mining - 3.3%
AuRico Gold	132,000	502,920
Central Steel & Wire [4]	5,562	4,115,880
Endeavour Mining [1]	300,000	198,049
Fresnillo	22,500	354,418
Gabriel Resources [1]	550,000	459,201
Globe Specialty Metals	44,500	685,745
Hecla Mining	440,000	1,381,600
IAMGOLD Corporation	510,000	2,422,500
Kinross Gold	24,600	124,230
Kirkland Lake Gold [1]	90,000	303,189
Maharashtra Seamless	711,300	2,065,559
Major Drilling Group International	343,900	2,473,957
Pan American Silver	240,430	2,536,537
Pretium Resources [1]	211,000	1,456,444
Reliance Steel & Aluminum [2],[3]	169,520	12,420,730
Saracen Mineral Holdings [1]	200,600	43,042
Schnitzer Steel Industries Cl. A [2]	100,000	2,754,000
Sims Metal Management ADR	103,975	913,940
Synalloy Corporation	178,800	2,928,744
Village Main Reef [1]	986,600	43,236
Worthington Industries	157,500	5,422,725

		43,606,646

Paper & Forest Products - 0.1%
Qunxing Paper Holdings [5]	3,296,000	42,497
Schweitzer-Mauduit International	22,300	1,349,819

		1,392,316

Total		88,024,024

Telecommunication Services – 0.8%
Wireless Telecommunication Services - 0.8%
Telephone and Data Systems	338,270	9,995,878

Total		9,995,878

Miscellaneous [7] – 5.0%
Total		65,360,600

TOTAL COMMON STOCKS
(Cost $952,972,270)		1,345,858,498

PREFERRED STOCK – 0.1%
Seneca Foods Conv. [1],[5]
(Cost $796,469)	55,000	1,489,455

REPURCHASE AGREEMENT – 6.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $80,906,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.17% due 8/1/14, valued at $82,525,000)
(Cost $80,906,000)		80,906,000

TOTAL INVESTMENTS – 108.3%
(Cost $1,034,674,739)		1,428,253,953

LIABILITIES LESS CASH AND OTHER ASSETS – (8.3)%		(109,467,095)

NET ASSETS – 100.0%		$1,318,786,858

[1]	Non-income producing.
[2]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at September 30, 2013. Total market value of pledged securities at September 30, 2013, was $312,461,129.

[3]	At September 30, 2013, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $105,100,873.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]
At September 30, 2013, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[7]	Includes securities first acquired in 2013 and less than 1% of net assets.

TAX INFORMATION:  The cost of total investments for Federal income tax purposes was $1,036,514,036. At September 30, 2013, net unrealized appreciation for all securities was $391,739,917, consisting of aggregate gross unrealized appreciation of $459,205,823 and aggregate gross unrealized depreciation of $67,465,906. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,324,654,806	$20,973,892	$229,800	$1,345,858,498
Preferred Stocks	–	–	1,489,455	1,489,455
Cash Equivalents	–	80,906,000	–	80,906,000

For the nine months ended September 30, 2013, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Fund recognizes transfers between levels as of the end of the reporting period. At September 30, 2013, securities valued at $41,382 were transferred from Level 1 to Level 2 and securities valued at $202,210,028 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

			Realized and Unrealized
	Balance as of 12/31/12	Purchases	Gain (Loss)	Balance as of 9/30/13
Common Stocks	$263,067	$100,076	$(133,343)	$229,800
Preferred Stocks	1,504,800	–	(15,345)	1,489,455

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
The Fund has entered into a $110,000,000 revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2013:

Affiliated	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Company	12/31/12	12/31/12	Purchases	Sales	Gain (Loss)	Income	9/30/13	9/30/13
Royce Global Value Trust			$100,076	–	–	$–	10,160	$100,076
Timberland Bancorp	444,200	$3,082,748	–	–	–	39,978	444,200	3,997,800
		$3,082,748				$39,978		$4,097,876

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 19, 2013

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: November 19, 2013